Revenue and related balances (Tables)	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue	The following table presents a disaggregation of revenue for the years ended December 31:

	December 31,
	2025	2024
	$	$
Subscription revenue	228,377	204,302
Professional services	14,310	12,629
	242,687	216,931

Schedule of Revenue Expected to be Recognized in Future Years
The following table presents revenue expected to be recognized in future years related to performance obligations that are unsatisfied as at December 31:

	2026	2027	2028 and thereafter
	$	$	$
Subscription revenue	180,739	109,675	84,201
Professional services	5,076	14	12
	185,815	109,689	84,213

Schedule of Reconciliation of Contract Assets and Deferred Revenue
The following table provides information about contract costs as at December 31:

	2025	2024
	$	$
Balance - January 1	20,058	17,144
Contract costs	29,325	19,121
Amortization expense - acquisition costs	(6,583)	(5,137)
Amortization expense - fulfillment costs	(18,927)	(10,476)
Effects of foreign exchange	918	(594)
Balance - December 31	24,791	20,058

Current	9,696	7,452
Non-current	15,095	12,606
	24,791	20,058
The following table provides information about deferred revenue:

	2025	2024
	$	$
Balance - January 1	73,716	67,885
Decrease from revenue recognized	(245,334)	(213,508)
Increase due to amounts invoiced	255,679	220,490
Foreign currency translation and other movements	3,972	(1,151)
Balance - December 31	88,033	73,716

Current	85,465	72,922
Non-current	2,568	794
	88,033	73,716

Schedule of Reconciliation of Accrued Revenues
The following table provides information about accrued revenues:

	2025	2024
	$	$
Balance - January 1	3,962	3,486
Decrease from transfers to trade receivables	(3,466)	(2,146)
Increase from revenue recognized	4,622	2,622
Balance - December 31	5,118	3,962